Segment Reporting - Total Assets by Geography (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total assets	$ 339,804	$ 569,307
Americas
Segment Reporting Information [Line Items]
Total assets	339,804	481,705
Asia
Segment Reporting Information [Line Items]
Total assets	$ 0	$ 87,602